Statements of Shareholders' Equity - USD ($) $ in Thousands	Share Capital	Additional paid-in capital	Treasury Stock (at cost)	Accumulated deficit	Total
Balance at Dec. 31, 2015	$ 790	$ 158,111	$ (9,885)	$ (144,601)	$ 4,415
Balance, shares at Dec. 31, 2015	2,780,707		89,850
Changes during period:
Net loss for the year				(252)	(252)
Balance at Dec. 31, 2016	$ 790	158,111	$ (9,885)	(144,853)	4,163
Balance, shares at Dec. 31, 2016	2,780,707		89,850
Purchase of treasury stock			$ (2,153)		(2,153)
Purchase of treasury stock, shares			1,435,217
Changes during period:
Net loss for the year				(190)	(190)
Balance at Dec. 31, 2017	$ 790	158,111	$ (12,038)	(145,043)	1,820
Balance, shares at Dec. 31, 2017	2,780,707		1,525,067
Changes during period:
Net loss for the year				(35)	(35)
Balance at Dec. 31, 2018	$ 790	$ 158,111	$ (12,038)	$ (145,078)	$ 1,785
Balance, shares at Dec. 31, 2018	2,780,707		1,525,067